Debt - Summary of debt (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Borrowings	$ 494,414	$ 489,763
Senior Notes due 2029
Disclosure of financial liabilities [line items]
Borrowings, net of option derivative asset	498,090	497,868
Redemption option derivative asset
Disclosure of financial liabilities [line items]
Redemption option derivative asset	(3,676)	(8,105)
Unamortized transaction costs
Disclosure of financial liabilities [line items]
Borrowings	6,077	$ 6,783
Initial redemption option
Disclosure of financial liabilities [line items]
Borrowings	$ 4,167